Commitments and Contingencies (Details) - Schedule of contractual obligations	12 Months Ended
Dec. 31, 2022 CNY (¥)
Commitments and Contingencies (Details) - Schedule of contractual obligations [Line Items]
Operating lease payment	¥ 32,957,093
Bank borrowings	19,800,000
Total	52,757,093
Within one year [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligations [Line Items]
Operating lease payment	19,078,380
Bank borrowings	15,400,000
Total	34,478,380
Within 1-2 years [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligations [Line Items]
Operating lease payment	12,474,763
Bank borrowings	4,400,000
Total	16,874,763
Over 2 years [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligations [Line Items]
Operating lease payment	1,403,950
Bank borrowings
Total	¥ 1,403,950